GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 638	$ 648	$ 376
Management fees	299	302	281
Transaction costs	69	80	26
Professional fees	144	169	92
Facilities and technology fees	67	62	43
Other	174	143	112
Total general and administrative expense	$ 1,391	$ 1,404	$ 930